UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          One Fawcett Place
                  Greenwich, CT 06830


Form 13F File Number:        028-12755
                             ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew Zweig
Title:            General Counsel and Chief Compliance Officer
Phone:            (203) 608-3100

Signature, Place and Date of Signing:


     /s/ Matthew Zweig               Greenwich, CT           August 14, 2012
---------------------------          -------------           ---------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------
Form 13F Information Table Entry Total:                      31
                                                  ---------------------
Form 13F Information Table Value Total:                   $2,312,099
                                                  ---------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                  Quarter Ended June 30, 2012


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                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC    COM            00971T101  130,951 4,124,432 SH       SOLE                4,124,432
AMAZON COM INC             COM            023135106   45,727   200,251 SH       SOLE                  200,251
APPLE INC                  COM            037833100  286,611   490,772 SH       SOLE                  490,772
ARM HLDGS PLC              SPONSORED ADR  042068106   11,448   481,198 SH       SOLE                  481,198
BROOKDALE SR LIVING INC    COM            112463104   47,948 2,702,797 SH       SOLE                2,702,797
CARBO CERAMICS INC         COM            140781105   17,564   228,908 SH       SOLE                  228,908
CARBO CERAMICS INC         COM            140781105   43,890   572,000 SH  PUT  SOLE                  572,000
CBS CORP NEW               CL B           124857202  229,044 6,987,299 SH       SOLE                6,987,299
CITRIX SYS INC             COM            177376100  106,014 1,262,975 SH       SOLE                1,262,975
COINSTAR INC               COM            19259P300   14,687   213,909 SH       SOLE                  213,909
DISNEY WALT CO             COM DISNEY     254687106   22,480   463,500 SH       SOLE                  463,500
EBAY INC                   COM            278642103  206,720 4,920,732 SH       SOLE                4,920,732
EQUINIX INC                COM NEW        29444U502  122,135   695,330 SH       SOLE                  695,330
EXPEDIA INC DEL            COM NEW        30212P303  222,302 4,624,549 SH       SOLE                4,624,549
FACEBOOK INC               CL A           30303M102   48,664 1,565,000 SH       SOLE                1,565,000
FORTINET INC               COM            34959E109   45,920 1,977,607 SH       SOLE                1,977,607
GROUPON INC                COM CL A       399473107    7,034   661,699 SH       SOLE                  661,699
IPG PHOTONICS CORP         COM            44980X109    6,441   147,757 SH       SOLE                  147,757
LAS VEGAS SANDS CORP       COM            517834107   40,338   927,534 SH       SOLE                  927,534
LENDER PROCESSING SVCS INC COM            52602E102   70,704 2,796,845 SH       SOLE                2,796,845
LINKEDIN CORP              COM CL A       53578A108   85,218   801,900 SH       SOLE                  801,900
NETSUITE INC               COM            64118Q107   49,830   909,810 SH       SOLE                  909,810
PANDORA MEDIA INC          COM            698354107   45,132 4,151,997 SH       SOLE                4,151,997
QUALCOMM INC               COM            747525103   31,280   561,781 SH       SOLE                  561,781
SALESFORCE COM INC         COM            79466L302  110,399   798,485 SH       SOLE                  798,485
SEAGATE TECHNOLOGY PLC     SHS            G7945M107   77,373 3,128,700 SH       SOLE                3,128,700
TEMPUR PEDIC INTL INC      COM            88023U101    3,509   150,000 SH  CALL SOLE                  150,000
UNITED RENTALS INC         COM            911363109   39,502 1,160,446 SH       SOLE                1,160,446
UNITED RENTALS INC         COM            911363109    6,808   200,000 SH  CALL SOLE                  200,000
UNIVERSAL DISPLAY CORP     COM            91347P105    8,985   250,000 SH       SOLE                  250,000
WYNDHAM WORLDWIDE CORP     COM            98310W108  127,441 2,416,394 SH       SOLE                2,416,394